Financial assets at fair value through other comprehensive income - Securities (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross carrying amount	R$ 6,960	R$ 8,571
Adjustments to fair value (in Stockholders' equity)	(817)	(3,686)
Fair Value	6,143	4,885
Negotiable Shares [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	6,960	8,571
Adjustments to fair value (in Stockholders' equity)	(817)	(3,686)
Fair Value	R$ 6,143	R$ 4,885